Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 48,450	$ 48,467
Accumulated Amortization	(44,926)	(40,764)
Net Book Value	$ 3,524	$ 7,703
Weighted Average Remaining Useful Life (Years)	10 months 2 days	1 year 10 months 28 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,514	$ 10,514
Accumulated Amortization	(10,514)	(10,514)
Net Book Value	$ 0	$ 0
Weighted Average Remaining Useful Life (Years)	0 years	0 years
Patent and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 37,312	$ 37,323
Accumulated Amortization	(33,980)	(30,023)
Net Book Value	$ 3,332	$ 7,300
Weighted Average Remaining Useful Life (Years)	10 months 2 days	1 year 10 months 24 days
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 570	$ 576
Accumulated Amortization	(394)	(207)
Net Book Value	$ 176	$ 369
Weighted Average Remaining Useful Life (Years)	11 months 1 day	2 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 54	$ 54
Accumulated Amortization	(38)	(20)
Net Book Value	$ 16	$ 34
Weighted Average Remaining Useful Life (Years)	11 months 1 day	2 years